SHARE-BASED COMPENSATION - Summary of RSUs activities (Detail) - Restricted stock units	12 Months Ended
Dec. 31, 2024 ¥ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU'S - Beginning balance | shares	0
Number of RSU'S - Granted | shares	1,290
Number of RSU'S - Vested | shares	(1,290)
Number of RSU'S - Ending balance | shares	0
Weighted Average Grant-Date Fair Value- Beginning balance | ¥ / shares	¥ 0
Weighted Average Grant-Date Fair Value - Granted | ¥ / shares	45.8
Weighted Average Grant-Date Fair Value - Vested | ¥ / shares	(45.8)
Weighted Average Grant-Date Fair Value - Ending balance | ¥ / shares	¥ 0